Deferred income tax assets and liabilities	12 Months Ended
Mar. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred income tax assets and liabilities	Deferred income tax assets and liabilities

(EUR thousand)	For the financial year ended March 31
Net movement of deferred tax assets/(liabilities)	2023	2022
Opening balance as of April 1	26,398	11,010
Acquisition of subsidiaries	(1,834)	(309)
Disposal of subsidiaries	(128)	—
Recognized in income statement	3,846	16,174
Recognized in other comprehensive income	(95)	(570)
Exchange differences	(1,040)	93
Closing balance as of March 31	27,147	26,398
The amounts of deferred tax recognized in the consolidated statement of financial position comprise the following deferred tax assets / (liabilities):

(EUR thousand)	As of March 31
	2023		2022
Deferred tax balances	Assets	Liabilities	Assets	Liabilities
Balances with movements recognized in income statement
Trade receivables	72	(18)	118	(57)
Property, plant and equipment	317	(819)	357	(1,843)
Intangible assets	272	(8,377)	414	(10,149)
Current liabilities	4,747	(14)	4,219	(217)
Loans and borrowings	911	—	1,667	—
Other items	786	(31)	956	(26)
Deferred tax on tax credits	1,569	—	1,711	—
Tax value of loss carry-forwards recognized	28,249	—	29,670	—

Balances with movements recognized in other comprehensive income
Retirement benefit obligations	—	(336)	—	(422)
Other investments at FVOCI	—	(181)	—	—

Offsetting	(2,113)	2,113	(3,072)	3,072
Total	34,810	(7,663)	36,040	(9,642)

(EUR thousand)	As of March 31
Deferred tax recoverability	2023	2022

Deferred tax assets to be recovered within 12 months	1,697	2,000
Deferred tax assets to be recovered after more than 12 months	33,113	34,040
Deferred tax assets	34,810	36,040

Deferred tax liabilities to be recovered within 12 months	(760)	(3,444)
Deferred tax liabilities to be recovered after more than 12 months	(6,903)	(6,198)
Deferred tax liabilities	(7,663)	(9,642)
Deferred tax assets include an amount of EUR25.8 million which relates to carried-forward tax losses of the Australian, German, Spanish, Swiss, Japanese and Italian subsidiaries, all of which, from a revenue and profit-generating perspective, are operating in key markets of the Group. These losses were incurred over the last three financial years due to the COVID-19 pandemic and the resulting travel restrictions, which caused a significant reduction in revenues. Based on the latest 5-year forecast, these entities are expected to generate sufficient taxable profits against which the incurred losses can be offset; therefore, the Group has concluded that the deferred tax assets will be recoverable. The losses can be carried forward indefinitely with the exception of Switzerland and Japan, where the losses are expected to expire after 7 years and 10 years respectively.
Out of the EUR458.2 million (EUR450.7 million as of March 31, 2022) total tax losses carried forward, for a portion of EUR164.0 million (EUR173.7 million as of March 31, 2022) a deferred tax asset has been recognized, while for a portion of EUR294.2 million (EUR277.0 million as of March 31, 2022) no deferred tax asset has been recognized as it is not probable that future taxable profits, which the Group can utilize the benefits from, will be available. The unused tax losses were mainly incurred in holding entities which are not likely to generate taxable income in the foreseeable future. A large part of the tax losses carried forward, for which no deferred tax has been recognized, either expires after 5 years or has no expiration date. An expiry date schedule is provided below:

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized in respect of the following tax losses:	2023	2022
Expiry within 1 year	394	454
Expiry 1-2 years	292	715
Expiry 2-5 years	36	6,457
Expiry after 5 years	71,432	51,525
No expiration	222,056	217,799
Total	294,210	276,950